SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 23, 2021	Oct. 23, 2020	Nov. 11, 2027	Dec. 31, 2018	May 21, 2027	Sep. 22, 2026	Dec. 31, 2017	Nov. 04, 2015
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current				$ 245,474,000			$ 223,002,000
Long-term Debt				673,762,000
Short-term Debt				$ 297,811,000			236,985,000
Debt Instrument, Collateral Amount							18,403,000
Debt Instrument, Description of Variable Rate Basis				bear interest rates of three month LIBOR plus 2.8%
Restricted Cash, Noncurrent				$ 6,990,000			39,982,000
Debt Instrument, Interest Rate, Basis for Effective Rate				bear interest rates of three month London Interbank Offered Rate (“LIBOR”) plus 1.25% (2017: 3-month LIBOR plus 1.25%).
Debt Instrument, Face Amount				$ 40,000				$ 1,000,000
Accounts Receivable [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				2,988,000
Buildings and Land [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount				43,230,000			237,055
Bank Borrowings One [Member]
Debt Instrument [Line Items]
Long-term Debt				3,218,000			26,808,000
Repayments of Bank Debt				31,353,000
Bank Borrowings One [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms			bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%
Bank Borrowings Three [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Current				$ 70,640,000			83,771,000
Debt Instrument Interest Rate Stated Percentage						4.90%
Bank Borrowings Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				2.35% plus LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.35%
Debt Instrument, Face Amount				$ 2,820
Denominated Bank Borrowing [Member]
Debt Instrument [Line Items]
Long-term Debt				107,811,000			46,985,000
Short-term Debt				190,000,000			190,000,000
Restricted Cash, Noncurrent				5,989,000
CHINA | Buildings and Land [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount							214,798,000
CHINA | Bank Borrowings Two [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Current							26,808,000
Restricted Cash and Cash Equivalents, Noncurrent							32,139,000
CHINA | Bank Borrowings Four [Member] | PRC in wuhan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				19,644,000
Debt Instrument Interest Rate Stated Percentage					4.90%
CHINA | Bank Borrowings Five [Member] | PRC in Chongqing [Member]
Debt Instrument [Line Items]
Short-term Debt				4,764,000
Loans Payable to Bank				$ 45,315,000
Debt Instrument Interest Rate Stated Percentage				6.86%
CHINA | Bank Borrowings Six [Member] | PRC in Chongqing [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				$ 37,266,000
Mortgages [Member]
Debt Instrument [Line Items]
Loans Payable, Current							11,429,000
Short-term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt				$ 70,640,000			$ 43,333,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time				3.64%			2.32%
Short-term Debt [Member] | CHINA | Bank Borrowings Four [Member] | PRC in wuhan [Member]
Debt Instrument [Line Items]
Short-term Debt				$ 2,381,000
Long-term Debt [Member] | Bank Borrowings Six [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				9,235,000
Long-term Debt [Member] | Bank Borrowings Six [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long Term Loan Repayable Percentage	90.00%	10.00%
Long-term Debt [Member] | CHINA | Bank Borrowings Four [Member] | PRC in wuhan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				45,398,000
Long-term Debt [Member] | CHINA | Bank Borrowings Four [Member] | PRC in wuhan [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				2,988,000
Long-term Debt [Member] | CHINA | Bank Borrowings Five [Member] | PRC in Chongqing [Member]
Debt Instrument [Line Items]
Loans Payable to Bank				$ 94,077,000
Long-term Debt [Member] | Maturity on Demand [Member]
Debt Instrument [Line Items]
Loans Payable, Current							$ 31,904,000